OCCUPATIONAL HEALTHCARE OBLIGATION (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Take-up rate (as a percent)	60.00%
Reconciliation of changes in other provisions [abstract]
Balance at beginning of the year	R 1,153.3
Balance at the end of the year	1,274.1	R 1,153.3
Reconciliation of the non-current and current portion of the occupational healthcare obligation:
Occupational healthcare obligation	1,153.3	1,153.3	R 1,274.1	R 1,153.3
Current portion of occupational healthcare obligation			(109.9)	(0.8)
Non-current portion of occupational healthcare obligation			1,164.2	1,152.5
Occupational Healthcare provision
Reconciliation of changes in other provisions [abstract]
Balance at beginning of the year	1,153.3
Obligation recognised		1,077.2
Interest charge	105.4	46.4
Change in estimate charge to profit or loss	15.4	29.7
Balance at the end of the year	1,274.1	1,153.3
Reconciliation of the non-current and current portion of the occupational healthcare obligation:
Occupational healthcare obligation	R 1,153.3	R 1,153.3	R 1,274.1	R 1,153.3